Document and Entity Information Document	Feb. 19, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 19, 2026
Registrant Name	Cushman & Wakefield Ltd.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-38611
Entity Tax Identification Number	98-1896559
Entity Address, Address Line One	Canon’s Court, 22 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
City Area Code	1
Local Phone Number	441 298 3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.10 par value
Trading Symbol	CWK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0001628369
Amendment Flag	false